Related Party Disclosures	12 Months Ended
Jun. 30, 2023
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES

23. RELATED PARTY DISCLOSURES

(a)	Identification of related parties

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties also include Key Management Personnel defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The Key Management Personnel include all the Directors of the Group.

The Group has related party relationship with its subsidiaries, Directors and companies in which Directors of the Group have interest.

(b)	The Group had the following transactions with related parties during the financial year:

	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Ultimate holdings company
- Management fee#	-	(704,000)
- Project Management fee income	-	850,000

Related companies
- Project management fee income	29,105,000	6,850,000
- Rendering of information technology system	-	722,595
- Project management fee expenses&	(2,903,333)	(1,893,001)

Related party
- Rendering of information technology system	-	154,000,000
- Renovation work expenses	(1,200,000)	-

#	ARB Berhad charges management fee for administrative support service provided. The Director office cost comprise of director salary, defined contribution plan, social security contributions and other employee benefit. These costs were allocated based on ratio from gross profit contribution and assets among ARB Berhad’s subsidiaries.

&	Other than the above management fee, ARB Berhad’s subsidiaries out of the Group had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.

The related party transactions described above were carried out on agreed contractual terms and conditions and in the ordinary course of business between the related parties of the Group.

(c)	Compensation of key management personnel

The key management personnel comprise the Directors of the Group and their remuneration during the financial year are disclosed in Note 21 to the financial statements.

Dato Sri Liew Kok Leong is the Executive Director of the Group. He is also both the Chief Executive Officer and Executive Director of the Group’s ultimate controlling shareholder, ARB Berhad.